                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Absolute Return Capital Partners, L.P.*
Address:        111 Huntington Avenue
                Boston, MA 02199

Form 13F File Number: 28-12297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael F. Goss
Title:       Managing Member of Absolute Return Investors, LLC, the
             general partner of Absolute Return Investors, L.P.,
             the general partner of Absolute Return Capital
             Partners, L.P.
Phone:       (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Michael F. Goss            Boston, MA             August 14, 2007
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* The report on Form 13F for the period ended March 31, 2007 for Absolute Return Capital Partners, L.P. (the "Fund") is being filed by Absolute Return Investors, LLC, the general partner of Absolute Return Investors, L.P., which is the general partner of the Fund. Michael F. Goss is the managing member of Absolute Return Investors, LLC.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number      Name
         --------------------      ----------------------------------
         28-12301                  Absolute Return Investors, L.P.
         28-12300                  Absolute Return Investors, LLC